Trade receivables (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Opening balance		R$ 46,500	R$ 32,055	R$ 22,524
Additions		45,904	39,326	29,870
Reversals		(288)	(2,854)	(4,855)
Write offs	[1]	(22,635)	(22,027)	(15,484)
Closing balance		R$ 69,481	R$ 46,500	R$ 32,055

[1]	The Company assessed its customers credit lines, on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 22,635 as write-off as of December 31, 2022 (R$ 22,027 as of December 31, 2021).